Cash Generated by Operations - Summary of Cash Generated by Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Investments in Associates Joint Venture and Other Equity Investments [line items]
Profit from continuing operations	$ 1,290.5	$ 745.2	$ 708.7
Adjusted for non-cash items:
– Mining and income taxation	697.1	465.1	442.1
– Royalties	147.7	116.4	110.4
– Amortisation and depreciation	627.4	795.3	844.3
– Interest expense – environmental rehabilitation	24.8	21.8	11.8
– Non-cash rehabilitation (income)/expense	(1.2)	4.0	(8.9)
– Interest received – environmental trust funds	(4.4)	(1.2)	(1.1)
– Impairment of investments and assets	3.5	156.4	505.0
– Profit on disposal of assets	(0.6)	(32.4)	(10.4)
– Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	(6.8)	0.0	0.0
– Unrealised gain and prior year mark-to-market reversals on derivative contracts	0.0	0.0	(1.8)
Silicosis settlement costs	(0.3)	(4.1)	(2.2)
– Share-based payments	4.4	9.1	6.9
Long-term incentive plan	14.5	55.8	29.0
– Borrowing costs capitalised	(105.6)	(64.9)	(37.9)
– Share of results of equity-accounted investees, net of taxation	52.1	31.3	1.9
– Ghana expected credit loss	0.0	33.2	17.5
– Net realisable value adjustment to Cerro Corona stockpiles (2023: Damang)	3.0	33.8	0.0
– Other non-cash items	3.5	(7.1)	1.2
Adjusted for cash items:
– Interest expense	130.6	105.1	97.6
– Interest received	(17.4)	(23.4)	(12.1)
– Payment of long-term incentive plan	(38.2)	(32.0)	(32.4)
– Environmental rehabilitation payments	(9.4)	(14.8)	(10.8)
Cash generated by operations	2,747.3	2,392.6	2,658.8
Yamana break fee	0.0	0.0	300.0
Yamana transaction costs	0.0	0.0	33.0
Asanko Gold
Adjusted for non-cash items:
Profit on disposal of asset held for sale	(5.6)	0.0	0.0
– Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	(6.8)
Rusoro Mining Limited
Adjusted for non-cash items:
Profit on disposal of asset held for sale	$ (62.3)	$ 0.0	$ 0.0